Revenue - Schedule of Revenue Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Timing of Revenue Recognition:
Revenues	¥ 354,823	$ 50,739	¥ 339,104	¥ 284,957
Services transferred at a point in time [Member]
Timing of Revenue Recognition:
Revenues	343,883		330,254	272,207
Services transferred over time [Member]
Timing of Revenue Recognition:
Revenues	10,144		7,050	6,898
Goods transferred at a point in time [Member]
Timing of Revenue Recognition:
Revenues	¥ 796		¥ 1,800	¥ 5,852